Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair value measurement
Fair value measurement

30.   Fair value measurement

Fair value of assets and liabilities that are measured at fair value on a recurring basis

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities that are carried at fair value in the statement of financial position:

	December 31, 2023
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 9):
Listed equity securities	1,080	1,080	—	—
Other financial liabilities (Note 20):
Derivative financial assets - PPA	7,413	—	7,413	—
Derivative financial liabilities - PPA	(699)	—	(699)	—
Other obligations (Note 22):
Contingent consideration in a business combination	(1,732)	—	—	(1,732)

	December 31, 2022
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 9):
Listed equity securities	936	936	—	—
Other obligations (Note 22):
Contingent consideration in a business combination	(5,838)	—	—	(5,838)

A reconciliation of the beginning and ending balances of all liabilities at fair value on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2023, presented as follows:

Total
Fair value at December 31, 2020	(16,632)
Changes in fair value through profit or loss	(13,168)
Payments	3,273
Fair value at December 31, 2021	(26,527)
Changes in fair value through profit or loss	1,758
Payments	18,931
Fair value at December 31, 2022	(5,838)
Changes in fair value through profit or loss	(717)
Payments	4,823
Fair value at December 31, 2023	(1,732)